Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Warrant and Conversion Feature of Convertible Notes [Member] Common Stock [Member]	Warrant and Conversion Feature of Convertible Notes [Member] Additional Paid-in Capital [Member]	Warrant and Conversion Feature of Convertible Notes [Member] Retained Earnings [Member]	Warrant and Conversion Feature of Convertible Notes [Member] AOCI Attributable to Parent [Member]	Warrant and Conversion Feature of Convertible Notes [Member] Noncontrolling Interest [Member]	Warrant and Conversion Feature of Convertible Notes [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2014							82,909,300
Balance at Dec. 31, 2014							$ 55,293	$ 78,511,529	$ (79,019,719)		$ 60,627	$ (392,270)
Conversion of notes (in shares)							258,236
Conversion of notes							$ 173	64,386				64,559
Common stock issued for interest and fees for services from consultants												670,339
Exercise of Warrants (in shares)							1,640,000
Exercise of Warrants							$ 1,099	(1,099)
Stock option compensation expense								1,831,313				1,831,313
Net loss									(5,055,976)		(21,054)	(5,077,030)
Foreign translation adjustment										(40,567)		(40,567)
Balance (in shares) at Dec. 31, 2015							85,648,015
Balance at Dec. 31, 2015							$ 57,236	84,410,821	(84,075,695)	(40,567)	789,573	1,141,368
Conversion of notes (in shares)							2,167,420
Conversion of notes							$ 1,452	587,919				589,371
Common stock issued for interest and fees for services from consultants												$ 993,078
Exercise of Warrants (in shares)							2,818,271					2,818,271
Exercise of Warrants							$ 1,892	862,117				$ 864,009
Stock option compensation expense								751,113				751,113
Net loss									(7,839,731)		(234,604)	(8,074,335)
Foreign translation adjustment										(41,127)		(41,127)
Balance (in shares) at Dec. 31, 2016							92,975,970
Balance at Dec. 31, 2016							$ 62,179	90,609,774	(91,915,426)	(81,694)	554,969	(770,198)
Conversion of notes (in shares)							1,047,678
Conversion of notes							$ 703	399,297				400,000
Vendors and Interest (in shares)							454,949
Common stock issued for interest and fees for services from consultants							$ 311	261,098				$ 261,409
Exercise of Warrants (in shares)							510,000					510,000
Exercise of Warrants							$ 343	152,657				$ 153,000
Stock option compensation expense								280,288				280,288
Fair value of warrants and conversion feature issued as discount on convertible notes payable		$ 125,000				$ 125,000
Net loss									(1,996,820)		(63,256)	(2,060,076)
Foreign translation adjustment										(11,376)		(11,376)
Balance (in shares) at Mar. 31, 2017							94,988,597
Balance at Mar. 31, 2017							$ 63,536	$ 91,828,114	$ (93,912,246)	$ (93,070)	$ 491,713	$ (1,621,953)